Share-based payments (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense	₨ 644	₨ 740	₨ 741
Cash Settled Share-based Payment [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Cash settled share-based payment expense	247	148	157
Equity Shared payment Settled [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Equity settled share-based payment expense	₨ 397	₨ 592	₨ 584